Other non financial liability, non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Other non financial liability, non-current
Lease rent equalization		₨ 5,815	₨ 3,598
Total	$ 89	₨ 5,815	₨ 3,598